OPERATIONS AND CORPORATE REORGANIZATION-Schedule of equity interest (Detail)	12 Months Ended
Dec. 31, 2023
Cosan Nove Participações S.A. [member]
Disclosure of operations and corporate reorganization [line items]
Equity interest %	73.09%
Economic benefit (%)	66.16%
Cosan Dez Participações S.A. [member]
Disclosure of operations and corporate reorganization [line items]
Equity interest %	76.80%
Economic benefit (%)	72.00%